HELD FOR SALE AND DISCONTINUED OPERATIONS - Assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 2,868	$ 2,921	$ 2,726	$ 2,848
Other non-current assets	147	152
Other current assets
Inventories	22	23
Cash and cash equivalents	862	1,902
Other current assets	233	203
Total assets held for sale	7,329	8,230
Non-current liabilities
Other non-current liabilities	31	$ 29
Assets and liabilities classified as held for sale
Non-current assets
Property and equipment	68
Intangible assets excl. goodwill	9
Other non-current assets	5
Other current assets
Inventories	1
Trade and other receivables	24
Cash and cash equivalents	33
Other current assets	10
Total assets held for sale	150
Non-current liabilities
Debt and Derivatives - NCL	8
Other non-current liabilities	4
Current liabilities
Trade and other payables	21
Other non-financial liabilities	18
Total liabilities held for sale	51
Assets and liabilities classified as held for sale | Kyrgyzstan
Non-current assets
Property and equipment	26
Intangible assets excl. goodwill	8
Other non-current assets	3
Other current assets
Inventories	1
Trade and other receivables	5
Cash and cash equivalents	18
Other current assets	7
Total assets held for sale	68
Non-current liabilities
Debt and Derivatives - NCL	6
Other non-current liabilities	0
Current liabilities
Trade and other payables	11
Other non-financial liabilities	6
Total liabilities held for sale	23
Assets and liabilities classified as held for sale | TNS-Plus LLP
Non-current assets
Property and equipment	43
Intangible assets excl. goodwill	1
Other non-current assets	2
Other current assets
Inventories	0
Trade and other receivables	19
Cash and cash equivalents	15
Other current assets	3
Total assets held for sale	83
Non-current liabilities
Debt and Derivatives - NCL	2
Other non-current liabilities	4
Current liabilities
Trade and other payables	10
Other non-financial liabilities	12
Total liabilities held for sale	$ 28